Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting
The Plan's financial statements are prepared on the accrual basis of accounting, which is in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates	Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires the Plan administrator to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation and Income Recognition	Investment Valuation
The Plan's investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.
Income Recognition
Purchases and sales of investments, and related realized gains and losses, are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes gains and losses on investments bought and sold as well as those held during the year.

Notes Receivable from Participants	Notes Receivable from ParticipantsNotes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan management.
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities, including mutual funds and common stock of Columbia Financial, Inc., the parent company of the Bank. These investments are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.

The Plan's exposure to a concentration of credit risk is limited by the diversification of investments across various participant-directed fund elections. The Plan's exposure to a concentration of risk depends on the investment options selected by the participant. Participant-directed investments are subject to the risks associated with the underlying investment options. The plan offers an investment in employer common stock. This investment is subject to risks associated with a single-security investment, including changes in financial condition and results of operations of the issuing company, as well as broader market and industry conditions. A significant decline in the value of employer stock could materially impact participants who invest a substantial portion of their account balances in this investment option.

Payment of Benefits	Payment of Benefits Benefit payments are recorded when paid.
Contributions	Contributions Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.